Audit fees	12 Months Ended
Dec. 31, 2024
Disclosure Of Audit Fees [Abstract]
Audit fees	Audit fees

	2024	2023	2022
Financial Statement audit fees	3,335	2,876	2,615
Other fees, including tax services	279	462	676
Total fees	3,614	3,338	3,291
Financial Statements audit fees consist of fees for the audit of our annual financial statements and other professional services provided in connection with the statutory and regulatory filings or engagements, including fees for the review of our interim financial information.
Other fees, including tax services, include fees for review of our current and historical financial information included in our SEC registration statements, fees for tax compliance, tax advice, and tax planning.